Leases - Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation (Details) $ in Thousands	Apr. 30, 2026 CAD ($)
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 4,384
Less: imputed interest	(858)
Total present value of minimum lease payments	3,526
Less: Current portion	(457)
Non-current portion	3,069
2027
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	670
2028
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	670
2029
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	653
2030
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	605
2031
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	491
More than 5 years
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 1,295